Investment Strategy - KICK Korea Semiconductor Index ETF	Sep. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests in securities comprising the Index. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities comprising the Index. The Index is designed to track the performance of the top 20 publicly listed stocks, by market capitalization, listed in South Korea whose primary business operations are in the semiconductor manufacturing and related industries (the “Korean Semiconductor Industry”), which the Index has defined as the following set of industries identified by the Akros Industry Classification System (“AICS”): Semiconductor Machinery Manufacturing; Bare Printed Circuit Board Manufacturing; Semiconductor and Related Device Manufacturing; Capacitor, Resistor, Coil, Transformer, and Other Inductor Manufacturing; and Printed Circuit Assembly (Electronic Assembly) Manufacturing. The universe of eligible Index components consists of all the common stocks in the Korean Semiconductor Industry that are included in the Korea Composite Stock Price Index (KOSPI) and KOSDAQ (Korea Securities Dealers Automated Quotations) that have a minimum market capitalization of at least $200 million USD, a three-month average daily traded value of at least $1 million USD. To be eligible for inclusion in the Index, a company must also either (a) derive at least 50% of its consolidated revenue from semiconductor-related businesses, or (b) rank among the three largest companies worldwide by revenue, with at least a 10% global share, in at least one semiconductor-related business segment. No individual security will have a weight of more than 20% of the Index, and the Index will limit concentration of index constituents such that the aggregate weight of constituents whose individual weight exceeds 4.5% will not exceed 45% of the Index. The Index is rebalanced and reconstituted on a quarterly basis.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of September 1, 2026, the Index was concentrated in the Semiconductor Industry, as defined by AICS.

The Fund is a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index is owned, calculated, administered and published by Akros Technologies, Inc. (the “Index Administrator”), which is not affiliated with the Fund, the Adviser, or Kiwoom Securities (USA) Inc. (the “Fund Sponsor”). The Index Administrator determines the composition of the Index and relative weightings of the securities in the Index based on the Index methodology.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities comprising the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries. As of September 1, 2026, the Index was concentrated in the Semiconductor Industry, as defined by AICS.